CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues (including transactions with related parties of RMB 35,147, RMB 30,830 and RMB 47,472 for the years ended December 31, 2023, 2024 and 2025, respectively)	¥ 2,749,004	$ 393,103	¥ 3,598,905	¥ 4,198,889
Cost of revenues (including transactions with related parties of RMB 37,074, RMB 29,332 and RMB 21,934 for the years ended December 31, 2023, 2024 and 2025, respectively)	(1,101,259)	(157,478)	(1,418,076)	(1,903,041)
Gross profit	1,647,745	235,625	2,180,829	2,295,848
Operating expenses:
Selling and marketing expenses (including transactions with related parties of RMB 2,585, RMB 57,339 and RMB 28,158 for the years ended December 31, 2023, 2024 and 2025, respectively)	(1,252,274)	(179,073)	(1,599,186)	(2,048,090)
Research and development expenses (including transactions with related parties of nil, RMB 1,167 and RMB 1,388 for the years ended December 31, 2023, 2024 and 2025, respectively)	(524,996)	(75,073)	(732,553)	(901,452)
General and administrative expenses (including transactions with related parties of nil, RMB 3,792 and RMB 2,453 for the years ended December 31, 2023, 2024 and 2025, respectively)	(251,419)	(35,952)	(330,173)	(418,531)
Impairment of goodwill	(126,344)	(18,067)	0	0
Total operating expenses	(2,155,033)	(308,165)	(2,661,912)	(3,368,073)
Loss from operations	(507,288)	(72,540)	(481,083)	(1,072,225)
Other income/(expenses):
Investment income	231,864	33,156	65,441	41,695
Interest income	71,542	10,230	114,964	158,671
Fair value change of financial instruments | ¥			78,405	(5,170)
Exchange gains/(losses)	(233)	(33)	1,013	97
Others, net	30,641	4,382	42,902	49,236
Loss before income tax	(173,474)	(24,805)	(178,358)	(827,696)
Income tax (expenses)/benefits	(21,687)	(3,101)	9,391	(11,832)
Net loss	(195,161)	(27,906)	(168,967)	(839,528)
Net (income)/loss attributable to noncontrolling interests	2,260	323	(2,835)	(4,113)
Net loss attributable to Zhihu Inc.'s shareholders	(192,901)	(27,583)	(171,802)	(843,641)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(46,102)	(6,592)	32,964	45,257
Total other comprehensive income/(loss)	(46,102)	(6,592)	32,964	45,257
Total comprehensive loss	(241,263)	(34,498)	(136,003)	(794,271)
Comprehensive (income)/loss attributable to noncontrolling interests	2,243	321	(2,865)	(4,113)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (239,020)	$ (34,177)	¥ (138,868)	¥ (798,384)
Net loss per share, basic | (per share)	¥ (0.8)	$ (0.11)	¥ (0.63)	¥ (2.82)
Net loss per share, diluted | (per share)	¥ (0.8)	$ (0.11)	¥ (0.63)	¥ (2.82)
Weighted average number of ordinary shares, basic	240,043,649	240,043,649	273,560,865	299,132,894
Weighted average number of ordinary shares, diluted	240,043,649	240,043,649	273,560,865	299,132,894